SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

Management has evaluated events subsequent to December 31, 2012. Other than as discussed in Note 6 and Note 9, there are no subsequent events that require adjustment to or disclosure in the Financial Statements.